ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,893,032	$ 266,628	¥ 1,233,974	¥ 512,830
Short-term investments	1,558,315	219,484	2,702,524
Prepayments and other current assets	415,326	58,497	606,502
Total current assets	6,068,998	854,800	6,360,210
Intangible assets, net	1,479,644	208,403	1,665,320
Total non-current assets	1,504,883	211,957	2,685,589
TOTAL ASSETS	7,573,881	1,066,757	9,045,799
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	922,483	129,929	931,943
TOTAL LIABILITIES	2,016,965	284,082	2,046,079
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,079,881,662 and 1,100,285,570 shares issued, 1,021,923,242 and 1,049,783,190 shares outstanding as of December 31, 2022 and 2023, respectively)	708	100	688
Additional paid-in capital	21,024,488	2,961,237	20,599,549
Accumulated deficit	(15,781,777)	(2,222,817)	(13,824,234)
Accumulated other comprehensive income	313,497	44,155	223,717
TOTAL SHAREHOLDERS' EQUITY	5,556,916	782,675	6,999,720	¥ 3,788,629	¥ 7,027,955
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,573,881	1,066,757	9,045,799
Reportable legal entity | Parent
Current assets:
Cash and cash equivalents	90,563	12,756	76,610
Short-term investments	1,348,474	189,929	1,253,628
Prepayments and other current assets	13,172	1,855	15,921
Total current assets	1,452,209	204,540	1,346,159
Investments in subsidiaries, VIE and VIE's subsidiaries	2,704,295	380,891	4,102,926
Intangible assets, net	1,403,388	197,663	1,554,155
Total non-current assets	4,107,683	578,554	5,657,081
TOTAL ASSETS	5,559,892	783,094	7,003,240
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	2,976	419	3,520
TOTAL LIABILITIES	2,976	419	3,520
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,079,881,662 and 1,100,285,570 shares issued, 1,021,923,242 and 1,049,783,190 shares outstanding as of December 31, 2022 and 2023, respectively)	708	100	688
Additional paid-in capital	21,024,488	2,961,237	20,599,549
Accumulated deficit	(15,781,777)	(2,222,817)	(13,824,234)
Accumulated other comprehensive income	313,497	44,155	223,717
TOTAL SHAREHOLDERS' EQUITY	5,556,916	782,675	6,999,720
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 5,559,892	$ 783,094	¥ 7,003,240